PROMISSORY NOTES - RELATED PARTY (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Promissory notes-related party	$ 600,000	$ 600,000	$ 224,625
Debt Instrument One [Member]
Debt Instrument [Line Items]
Promissory notes-related party			120,000
Debt term		6 months	6 months
Interest rate	15.00%	15.00%	15.00%
Repayments of debt	120,000
Debt Instrument Two [Member]
Debt Instrument [Line Items]
Promissory notes-related party			62,125
Debt term		6 months	6 months
Interest rate	15.00%	15.00%	15.00%
Repayments of debt	62,125
Debt Instrument Three [Member]
Debt Instrument [Line Items]
Promissory notes-related party			20,000
Debt term		6 months	6 months
Interest rate	15.00%	15.00%	15.00%
Repayments of debt	20,000
Debt Instrument Four [Member]
Debt Instrument [Line Items]
Promissory notes-related party			22,500
Debt term		6 months	6 months
Interest rate	15.00%	15.00%	15.00%
Repayments of debt	22,500
Debt Instrument Five [Member]
Debt Instrument [Line Items]
Promissory notes-related party	$ 600,000	$ 600,000
Interest rate	15.00%	15.00%